Major Classes of Assets and Liabilities Allocated Purchase Price (Parenthetical) (Detail) $ in Millions	Mar. 04, 2022 USD ($)
Nuance Communications Inc.
Business Acquisition [Line Items]
Redeemed debt	$ 986